INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended					2 Months Ended	6 Months Ended
	Aug. 31, 2026 USD ($) veryLargeCrudeCarrier instrument	Jun. 30, 2026 USD ($) agreement	May 31, 2026 USD ($)	Apr. 30, 2026 USD ($) vessel	Jan. 31, 2026 USD ($)	Aug. 31, 2026 USD ($) agreement	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) veryLargeCrudeCarrier	Jun. 30, 2026 USD ($) suezmax_tanker_vessel_type	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels sold									8	2
Borrowings		$ 2,434,842					$ 2,434,842	$ 2,434,842	$ 2,434,842	$ 2,434,842		$ 3,067,745
Repayments of borrowings								887,855			$ 1,575,089
Proceeds from issuance of debt								$ 256,416			$ 1,433,715
Number of amendment agreements for debt | agreement		3
Borrowings, weighted average interest rate margin		1.60%					1.60%	1.60%	1.60%	1.60%		1.77%
Borrowings, covenant compliance, cash required to be maintained, percentage		50.00%					50.00%	50.00%	50.00%	50.00%
Borrowings, covenant compliance, undrawn credit facility availability							12 months
Borrowings, covenant compliance, cash maintained, percentage		61.00%					61.00%	61.00%	61.00%	61.00%		59.00%
Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Number of amendment agreements for debt | agreement						5
Cash required by financial loan covenant
Disclosure of detailed information about borrowings [line items]
Cash		$ 73,600					$ 73,600	$ 73,600	$ 73,600	$ 73,600		$ 89,900
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings												389,200
Undrawn borrowing facilities		901,400					901,400	901,400	901,400	901,400
Revolving credit facilities | Three
Disclosure of detailed information about borrowings [line items]
Borrowings		674,400					674,400	674,400	674,400	674,400
Revolving credit facilities | Five
Disclosure of detailed information about borrowings [line items]
Borrowings		819,400					819,400	819,400	819,400	819,400
Revolving reducing credit facilities
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings					$ 31,300
Proceeds from issuance of debt					$ 151,600
$326.4 million revolving reducing credit facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity				$ 326,400
Number of vessels financed | vessel				4
Borrowing term				7 years
Interest rate margin				1.30%
Interest rate amortization profile				20 years
$165.0 million senior secured revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of debt		104,800
Line of credit facility, maximum borrowing capacity			$ 165,000
$60.2 million senior secured revolving reducing credit facility,
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 60,200
Borrowing term			5 years
Interest rate margin			1.25%
Interest rate amortization profile			20 years
Term loan facility
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 108,100
$72.5 million senior secured revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 72,500					$ 72,500	$ 72,500	$ 72,500	$ 72,500
Borrowing term		5 years
Interest rate margin		1.25%					1.25%	1.25%	1.25%	1.25%
Interest rate amortization profile		20 years
Line of credit facility, maximum borrowing capacity, enhanced capacity		$ 28,600					$ 28,600	$ 28,600	$ 28,600	$ 28,600
$177.8 million senior secured revolving reducing credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 177,800					$ 177,800	$ 177,800	$ 177,800	$ 177,800
Borrowing term		5 years
Interest rate margin		1.25%					1.25%	1.25%	1.25%	1.25%
Interest rate amortization profile		18 years
Line of credit facility, maximum borrowing capacity, enhanced capacity		$ 80,300					$ 80,300	$ 80,300	$ 80,300	$ 80,300
$224.0 million senior secured revolving reducing credit facility | Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 224,000					$ 224,000
Borrowing term	5 years
Interest rate margin	1.25%					1.25%
Interest rate amortization profile	20 years
Borrowing, additional commitments	$ 71,600					$ 71,600
Borrowings, number of instruments refinanced | instrument	2
$188.3 million senior secured revolving reducing credit facility | Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 188,300					$ 188,300
Borrowing term	5 years
Interest rate margin	1.25%					1.25%
Interest rate amortization profile	20 years
Borrowing, additional commitments	$ 106,300					$ 106,300
$1,286.0 million senior secured revolving reducing credit facility | Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	1,286,000					1,286,000
$410.6 million senior secured term loan facility | Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 410,600					$ 410,600
Number of vessels financed | veryLargeCrudeCarrier	5
Borrowing term	13 years 4 months 24 days
Interest rate amortization profile	20 years
$410.6 million senior secured term loan facility | Interest rate period one | Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Interest rate margin	0.75%					0.75%
Borrowings, adjustment to interest rate basis, period	7 years
$410.6 million senior secured term loan facility | Interest rate period two | Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Interest rate margin	0.90%					0.90%
$234.2 million senior secured term loan facility | Major borrowings agreements
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 234,200					$ 234,200
Borrowing term	5 years
Interest rate margin	1.15%					1.15%
Interest rate amortization profile	20 years
Borrowing, additional commitments	$ 80,800					$ 80,800